RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Disclosure of transactions between related parties	The amounts of transactions with related parties recognized in the consolidated income statement are as follows:

	For the years ended December 31,
	2021			2020			2019
	Net revenues	Costs(1)	Net financial expenses	Net revenues	Costs(1)	Net financial expenses	Net revenues	Costs(1)	Net financial expenses
	(€ thousand)
Stellantis Group companies
Maserati	119,083	2,428	—	100,389	2,981	—	143,091	6,275	—
FCA US LLC	—	18,465	—	—	13,323	—	—	17,954	—
Magneti Marelli(2)	—	—	—	—	—	—	352	10,444	—
Other Stellantis Group companies	11,799	6,238	2,103	9,102	6,057	2,207	8,637	8,028	1,965
Total Stellantis Group companies	130,882	27,131	2,103	109,491	22,361	2,207	152,080	42,701	1,965
Exor Group companies (excluding the Stellantis Group)	281	1,014	1	150	1,665	2	281	368	4
Other related parties	795	15,143	2	549	12,977	10	610	13,906	31
Total transactions with related parties	131,958	43,288	2,106	110,190	37,003	2,219	152,971	56,975	2,000
Total for the Group	4,270,894	2,434,198	33,257	3,459,790	2,040,925	49,092	3,766,615	2,153,480	42,082
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(1)    Costs include cost of sales, selling, general and administrative costs and other expenses/(income), net.
(2)    Stellantis completed the sale of Magneti Marelli on May 2, 2019, following which Magneti Marelli (which subsequently operates under the name “Marelli”) is no longer a related party.
Non-financial assets and liabilities originating from related party transactions are as follows:

	At December 31,
	2021				2020
	Trade receivables	Trade payables	Other current assets	Other liabilities	Trade receivables	Trade payables	Other current assets	Other liabilities
	(€ thousand)
Stellantis Group companies
Maserati	23,267	3,994	—	6,454	37,662	4,555	—	16,955
FCA US LLC	—	3,275	—	—	—	1,893	—	—
Other Stellantis Group companies	470	3,075	121	1,074	244	2,512	104	94
Total Stellantis Group companies	23,737	10,344	121	7,528	37,906	8,960	104	17,049
Exor Group companies (excluding the Stellantis Group)	382	1	8	5	183	396	108	139
Other related parties	144	3,276	998	1,065	643	3,558	1,496	1,759
Total transactions with related parties	24,263	13,621	1,127	8,598	38,732	12,914	1,708	18,947
Total for the Group	185,000	797,832	122,224	726,775	184,260	713,807	76,471	687,462

Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities	The fees of the Directors of Ferrari N.V. are as follows:

	For the years ended December 31,
	2021	2020	2019
	(€ thousand)
Directors of Ferrari N.V.	6,668	8,151	10,260